FAIR VALUE OF FINANCIAL INSTRUMENTS - Not Measured at Fair Value (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	$ 5,958	$ 5,888
Policy loans	381	374
Other invested assets, net	402	211
Notes payable	158	151
Carrying Amount
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	5,958	5,888
Private loans, net of allowance	1,337	1,144
Policy loans	381	374
Total financial assets	35,863	34,445
Corporate and subsidiary borrowings	3,234	3,652
Total Financial liabilities	5,731	5,927
Carrying Amount | Recurring
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	5,958	5,888
Private loans, net of allowance	1,337	1,144
Policy loans	381	374
Other invested assets, net	130	127
Total financial assets	7,806	7,533
Corporate and subsidiary borrowings	3,234	3,652
Notes payable	158	151
Total Financial liabilities	3,392	3,803
Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	5,752	5,637
Private loans, net of allowance	1,336	1,086
Policy loans	381	374
Total financial assets	35,642	34,136
Corporate and subsidiary borrowings	3,209	3,625
Total Financial liabilities	5,706	5,900
Fair Value | Recurring
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	5,752	5,637
Private loans, net of allowance	1,336	1,086
Policy loans	381	374
Other invested assets, net	116	127
Total financial assets	7,585	7,224
Corporate and subsidiary borrowings	3,209	3,625
Notes payable	158	151
Total Financial liabilities	$ 3,367	$ 3,776